FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02896

                          Dryden High Yield Fund, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                       Date of fiscal year-end: August 31

                     Date of reporting period: June 30, 2008




Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02896
Reporting Period: 07/01/2007 - 06/30/2008
Dryden High Yield Fund, Inc.









================== DRYDEN HIGH YIELD FUND - SUB-ADVISER: PIM ===================


EMBARQ CORPORATION

Ticker:       EQ             Security ID:  29078E105
Meeting Date: MAY 1, 2008    Meeting Type: GENERAL
Record Date:  MAR 4, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     TO RATIFY THE APPOINTMENT OF KPMG LLP AS  FOR       FOR        Management
      OUR INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR OUR 2008 FISCAL YEAR.
3     TO APPROVE THE EMBARQ CORPORATION 2008    FOR       FOR        Management
      EQUITY INCENTIVE PLAN.


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MIRANT CORP

Ticker:       MIR            Security ID:  60467R100
Meeting Date: MAY 7, 2008    Meeting Type: GENERAL
Record Date:  MAR 10, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     RATIFICATION OF APPOINTMENT OF KPMG LLP   FOR       FOR        Management
      AS INDEPENDENT REGISTERED PUBLIC
      ACCOUNTANT FOR 2008


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PLIANT CORP

Ticker:       PLIANT         Security ID:  729136408
Meeting Date: MAY 15, 2008   Meeting Type: GENERAL
Record Date:  MAR 24, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
3     RATIFICATION OF ERNST & YOUNG LLP AS      FOR       FOR        Management
      PLIANT CORPORATION'S INDEPENDENT AUDITORS
      FOR THE YEAR ENDING DECEMBER 31, 2008.


--------------------------------------------------------------------------------

SMITHFIELD FOODS INC

Ticker:       SFD            Security ID:  832248108
Meeting Date: AUG 29, 2007   Meeting Type: GENERAL
Record Date:  JUL 11, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       ABSTAIN    Management
2     PROPOSAL TO RATIFY THE SELECTION OF ERNST FOR       ABSTAIN    Management
      & YOUNG LLP AS THE COMPANY'S INDEPENDENT
      AUDITORS FOR THE FISCAL YEAR ENDING APRIL
      27, 2008.
3     SHAREHOLDER PROPOSAL REGARDING CERTAIN    AGAINST   ABSTAIN    Shareholder
      SIGNIFICANT TRANSACTIONS


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SPRINT FON GROUP

Ticker:       S              Security ID:  852061100
Meeting Date: MAY 13, 2008   Meeting Type: GENERAL
Record Date:  MAR 14, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     TO RATIFY THE APPOINTMENT OF KPMG LLP AS  FOR       FOR        Management
      THE INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM OF SPRINT NEXTEL FOR
      2008.
3     TO VOTE ON A SHAREHOLDER PROPOSAL         AGAINST   FOR        Shareholder
      CONCERNING SPECIAL SHAREHOLDER MEETINGS.


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WKI HLDG CO INC

Ticker:       WKI            Security ID:  929293108
Meeting Date: APR 16, 2008   Meeting Type: GENERAL
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management


--------------------------------------------------------------------------------

XEROX CORP

Ticker:       XRX            Security ID:  984121103
Meeting Date: MAY 22, 2008   Meeting Type: GENERAL
Record Date:  MAR 24, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     RATIFICATION OF THE SELECTION OF          FOR       FOR        Management
      PRICEWATERHOUSECOOPERS LLP AS COMPANY'S
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING
      FIRM FOR 2008.
3     APPROVE AMENDMENT OF CERTIFICATE OF       FOR       FOR        Management
      INCORPORATION REQUIRING MAJORITY VOTING
      FOR ELECTION OF DIRECTORS IN
      NON-CONTESTED ELECTION.
4     SHAREHOLDER PROPOSAL RELATING TO          AGAINST   FOR        Shareholder
      REPORTING OF COMPLIANCE WITH THE VENDOR
      CODE OF CONDUCT.
========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Dryden High Yield Fund, Inc.


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)






Judy A. Rice, President

(q) Power of Attorney dated July 1, 2008. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 33 to the Registration Statement on Form N1-A for Jennison Natural Resources Fund, Inc. (File No. 33-15166) filed via EDGAR on July 31, 2008.


Date:    August 25, 2008